GE INSTITUTIONAL FUNDS

Small-Cap Equity Fund

Strategic Investment Fund

Supplement dated May 1, 2013

To the Statutory Prospectus dated January 28, 2013

Effective May 1, 2013, the statutory prospectus dated January 28, 2013 for the GE Institutional Funds (the “Prospectus”) is revised as follows:

Small-Cap Equity Fund

On page 16 of the summary section of the Prospectus, the table under the heading “Portfolio Managers” is deleted in its entirety and replaced with the following:

The primary individual portfolio managers of the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser/Sub-Advisers
David Wiederecht	2 years	President and Chief Investment Officer – Investment Solutions of GE Asset Management
Mike Cervi	Less than 1 year	Senior Vice President, Managing Director – Portfolio Construction of GE Asset Management
Marc Shapiro	1 year	Senior Portfolio Manager of Palisade Capital Management, L.L.C.
Scott T. Brayman, CFA	4 years	Managing Partner and Chief Investment Officer of Champlain Investment Partners, LLC
Robert J. Anslow	4 years	Managing Partner and Chief Investment Officer of GlobeFlex Capital, LP
Michael W. Cook	4 years	Chief Executive Officer and Chief Investment Officer of SouthernSun Asset Management, LLC
Frank Latuda, Jr., CFA	2 years	Vice President, Director and Chief Investment Officer of Kennedy Capital Management, Inc.

On page 56 of the Prospectus, under the sub-section entitled “Portfolio Management Teams” within the section entitled “About the Funds’ Portfolio Managers,” the paragraph entitled “Small-Cap Equity Fund” is deleted in its entirety and replaced with the following:

The Small-Cap Equity Fund is managed by David Wiederecht and Mike Cervi, who are vested with oversight authority over the Fund’s sub-advisers that provide day-to-day management of the assets of the Fund allocated to them. Messrs. Wiederecht and Cervi have full discretion in determining the assets that are allocated to each sub-adviser. The current sub-advisers of the Fund are as follows: Palisade; Champlain; GlobeFlex; Kennedy; and SouthernSun. Additional information about each sub-adviser can be found under the section entitled About the Sub-Advisers – Small-Cap Equity Fund later in this Prospectus.

On page 57 of the Prospectus, under the sub-section entitled “Portfolio Manager Biographies” within the section entitled “About the Funds’ Portfolio Managers,” the following biography is added:

Mike Cervi is a Senior Vice President of GE Asset Management and is a Managing Director of Portfolio Construction within GE Asset Management’s Investment Solutions team. He became a member of the portfolio management team for the Small-Cap Equity Fund in May 2013. Mr. Cervi focuses on portfolio construction and manager research for a number of GE Asset Management’s portfolios including responsibility for defined benefit, defined contribution and sub-advised mutual funds accounts. Prior to his current position, Mr. Cervi led investment oversight of GE Asset Management’s multi-asset class client relationships. Mr. Cervi joined GE Asset Management in 2000 and has held several other roles within GE Asset Management including Shareholder Services Representative from 2000 to 2001, Institutional Marketing Analyst from 2001 to 2003, Director, Product Management – U.S. Equities from 2003 to 2005, Product Portfolio Manager – U.S. Equities from 2005 to 2006, Vice President, Manager of Investment Relationships from 2006 to 2009 and Managing Director, Total Plan Management from 2009 to 2013. He became a Senior Vice President in 2009 and has served as the Managing Director of Portfolio Construction since April 2013.

Strategic Investment Fund

On page 33 of the summary section of the Prospectus, the table under the heading “Portfolio Managers” is deleted in its entirety and replaced with the following:

The primary individual portfolio managers of the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser
Greg Hartch	2 years	Executive Vice President – Strategy and Business Development Leader
Jeffrey Palma	Less than 1 year	Senior Vice President, Tactical Asset Allocation
David Wiederecht	2 years	President and Chief Investment Officer – Investment Solutions

On page 56 of the Prospectus, under the sub-section entitled “Portfolio Management Teams” within the section entitled “About the Funds’ Portfolio Managers,” the paragraph entitled “Strategic Investment Fund” is deleted in its entirety and replaced with the following:

The Strategic Investment Fund is managed by a team of portfolio managers that includes Greg Hartch, Jeffrey Palma and David Wiederecht. Messrs. Hartch, Palma and Wiederecht are vested with oversight authority for determining asset allocations for the Fund. Each of the U.S. equity, international equity and fixed income portions of the Fund are managed by separate teams of portfolio managers and analysts. The sub-portfolios underlying the Fund are managed independently of each other, and the portfolio managers have full discretion over their particular sub-portfolio; however, the portfolio management team is collaborative to ensure strict adherence to seek the Fund’s objective. In addition to oversight authority for asset allocation, Messrs. Hartch, Palma and Wiederecht may at times adjust the Fund’s investment exposure through the use of various investment techniques, such as investments in derivative instruments and exchange traded funds.

On page 57 of the Prospectus, under the sub-section entitled “Portfolio Manager Biographies” within the section entitled “About the Funds’ Portfolio Managers,” the following biography is added:

Jeffrey Palma is a Senior Vice President of GE Asset Management and is a portfolio manager for Tactical Asset Allocation. He became a member of the portfolio management team for the Strategic Investment Fund in May 2013. Prior to joining GE Asset Management in 2012, Mr. Palma worked for UBS Investment Bank where he held a variety of global research and macro strategy roles supporting UBS’ global equities and fixed income businesses including Managing Director, Head of Global Equity Strategy from 2007 to 2012, Executive Director, Global Asset Allocation Strategist from 2001 to 2007 and Director, U.S. Economist from 1999 to 2001.

This Supplement should be retained with your Prospectus for future reference.

GE INSTITUTIONAL FUNDS

(For General Electric Savings & Security Program)

Small-Cap Equity Fund

Strategic Investment Fund

Supplement dated May 1, 2013

To the Statutory Prospectus dated January 28, 2013

Effective May 1, 2013, the statutory prospectus dated January 28, 2013 relating to the General Electric Savings & Security Program for the GE Institutional Funds (the “Prospectus”) is revised as follows:

Small-Cap Equity Fund

On page 4 of the summary section of the Prospectus, the table under the heading “Portfolio Managers” is deleted in its entirety and replaced with the following:

The primary individual portfolio managers of the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser/Sub-Advisers
David Wiederecht	2 years	President and Chief Investment Officer – Investment Solutions of GE Asset Management
Mike Cervi	Less than 1 year	Senior Vice President, Managing Director – Portfolio Construction of GE Asset Management
Marc Shapiro	1 year	Senior Portfolio Manager of Palisade Capital Management, L.L.C.
Scott T. Brayman, CFA	4 years	Managing Partner and Chief Investment Officer of Champlain Investment Partners, LLC
Robert J. Anslow	4 years	Managing Partner and Chief Investment Officer of GlobeFlex Capital, LP
Michael W. Cook	4 years	Chief Executive Officer and Chief Investment Officer of SouthernSun Asset Management, LLC
Frank Latuda, Jr., CFA	2 years	Vice President, Director and Chief Investment Officer of Kennedy Capital Management, Inc.

On page 28 of the Prospectus, under the sub-section entitled “Portfolio Management Teams” within the section entitled “About the Funds’ Portfolio Managers,” the paragraph entitled “Small-Cap Equity Fund” is deleted in its entirety and replaced with the following:

The Small-Cap Equity Fund is managed by David Wiederecht and Mike Cervi, who are vested with oversight authority over the Fund’s sub-advisers that provide day-to-day management of the assets of the Fund allocated to them. Messrs. Wiederecht and Cervi have full discretion in determining the assets that are allocated to each sub-adviser. The current sub-advisers of the Fund are as follows: Palisade; Champlain; GlobeFlex; Kennedy; and SouthernSun. Additional information about each sub-adviser can be found under the section entitled About the Sub-Advisers – Small-Cap Equity Fund later in this Prospectus.

On page 28 of the Prospectus, under the sub-section entitled “Portfolio Manager Biographies” within the section entitled “About the Funds’ Portfolio Managers,” the following biography is added:

Mike Cervi is a Senior Vice President of GE Asset Management and is a Managing Director of Portfolio Construction within GE Asset Management’s Investment Solutions team. He became a member of the portfolio management team for the Small-Cap Equity Fund in May 2013. Mr. Cervi focuses on portfolio construction and manager research for a number of GE Asset Management’s portfolios including responsibility for defined benefit, defined contribution and sub-advised mutual funds accounts. Prior to his current position, Mr. Cervi led investment oversight of GE Asset Management’s multi-asset class client relationships. Mr. Cervi joined GE Asset Management in 2000 and has held several other roles within GE Asset Management including Shareholder Services Representative from 2000 to 2001, Institutional Marketing Analyst from 2001 to 2003, Director, Product Management – U.S. Equities from 2003 to 2005, Product Portfolio Manager – U.S. Equities from 2005 to 2006, Vice President, Manager of Investment Relationships from 2006 to 2009 and Managing Director, Total Plan Management from 2009 to 2013. He became a Senior Vice President in 2009 and has served as the Managing Director of Portfolio Construction since April 2013.

Strategic Investment Fund

On page 12 of the summary section of the Prospectus, the table under the heading “Portfolio Managers” is deleted in its entirety and replaced with the following:

The primary individual portfolio managers of the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser
Greg Hartch	2 years	Executive Vice President – Strategy and Business Development Leader
Jeffrey Palma	Less than 1 year	Senior Vice President, Tactical Asset Allocation
David Wiederecht	2 years	President and Chief Investment Officer – Investment Solutions

On page 28 of the Prospectus, under the sub-section entitled “Portfolio Management Teams” within the section entitled “About the Funds’ Portfolio Managers,” the paragraph entitled “Strategic Investment Fund” is deleted in its entirety and replaced with the following:

The Strategic Investment Fund is managed by a team of portfolio managers that includes Greg Hartch, Jeffrey Palma and David Wiederecht. Messrs. Hartch, Palma and Wiederecht are vested with oversight authority for determining asset allocations for the Fund. Each of the U.S. equity, international equity and fixed income portions of the Fund are managed by separate teams of portfolio managers and analysts. The sub-portfolios underlying the Fund are managed independently of each other, and the portfolio managers have full discretion over their particular sub-portfolio; however, the portfolio management team is collaborative to ensure strict adherence to seek the Fund’s objective. In addition to oversight authority for asset allocation, Messrs. Hartch, Palma and Wiederecht may at times adjust the Fund’s investment exposure through the use of various investment techniques, such as investments in derivative instruments and exchange traded funds.

On page 28 of the Prospectus, under the sub-section entitled “Portfolio Manager Biographies” within the section entitled “About the Funds’ Portfolio Managers,” the following biography is added:

Jeffrey Palma is a Senior Vice President of GE Asset Management and is a portfolio manager for Tactical Asset Allocation. He became a member of the portfolio management team for the Strategic Investment Fund in May 2013. Prior to joining GE Asset Management in 2012, Mr. Palma worked for UBS Investment Bank where he held a variety of global research and macro strategy roles supporting UBS’ global equities and fixed income businesses including Managing Director, Head of Global Equity Strategy from 2007 to 2012, Executive Director, Global Asset Allocation Strategist from 2001 to 2007 and Director, U.S. Economist from 1999 to 2001.

This Supplement should be retained with your Prospectus for future reference.